Income Taxes - Summary of Domestic and Foreign Components of Loss Before Income Taxes (Detail) - Rigetti Computing, Inc [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2021
Domestic	$ (36,787,312)	$ (25,222,388)
Foreign	(1,454,187)	(905,108)
Total	$ (38,241,499)	$ (26,127,496)